Note 6 - Allowance for Loan Losses and Credit Quality Information - Troubled Debt Restructurings that Subsequently Defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Number of Contracts that subsequently defaulted	2	0
Outstanding Recorded Investment	$ 187	$ 0
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts that subsequently defaulted	1	0
Outstanding Recorded Investment	$ 183	$ 0
Consumer Portfolio Segment [Member]
Number of Contracts that subsequently defaulted	1	0
Outstanding Recorded Investment	$ 4	$ 0